Consumer Receivables (Details) - Changes in the allowance for losses on consumer receivables - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Losses on receivables [Member]
Consumer Receivables (Details) - Changes in the allowance for losses on consumer receivables [Line Items]
Beginning balance	$ 22,323	$ 9,127	$ 9,127	$ 6,613
Provision for loss on receivables			60,749	21,294
Receivables charged off			(75,557)	(39,004)
Recoveries			28,004	20,224
Ending balance			22,323	9,127
Losses on Finance Receivables [Member]
Consumer Receivables (Details) - Changes in the allowance for losses on consumer receivables [Line Items]
Beginning balance	21,625	9,127	9,127	6,613
Provision for loss on receivables	19,502	4,859	51,975	18,082
Receivables charged off	(32,958)	(12,962)	(65,711)	(33,719)
Recoveries	13,269	9,203	26,234	18,151
Ending balance	21,438	10,227	21,625	9,127
Losses on Membership Receivables [Member]
Consumer Receivables (Details) - Changes in the allowance for losses on consumer receivables [Line Items]
Beginning balance	278
Provision for loss on receivables			3,170	1,856
Receivables charged off			(3,446)	(3,620)
Recoveries			554	1,764
Ending balance			278
Losses on receivables [Member]
Consumer Receivables (Details) - Changes in the allowance for losses on consumer receivables [Line Items]
Beginning balance	420
Provision for loss on receivables	2,001	615	5,604	1,356
Receivables charged off	(2,708)	(948)	(6,400)	(1,665)
Recoveries	779	333	1,216	309
Ending balance	$ 492		$ 420